CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Installment Loans, fair value	¥ 19,232	¥ 20,673
Investment in securities, measured at fair value	24,894	27,367
Other assets, measured at fair value	22,116	37,855
Policy Liabilities and Policy Account Balances	¥ 605,520	¥ 795,001
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,324,107,328	1,324,058,828
Treasury stock, shares	21,520,267	14,544,808
Officer's Compensation Board Incentive Plan
Treasury stock, shares	2,126,076	1,696,217